Lease Operations (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Schedule of Future Minimum Rental Payments Receivable for Operating Leases [Table Text Block]
The following is a schedule of minimum future rental revenue on the non-cancellable operating leases as of December 31, 2016:

(In millions)	Intercompany	Third Party	Total
2017	$232	$197	$429
2018	226	200	426
2019	228	202	430
2020	230	201	431
2021	131	185	316
2022 and thereafter	542	460	1,002
Total minimum future rentals	$1,589	$1,445	$3,034

Schedule of Property Subject to or Available for Operating Lease [Table Text Block]
The following schedule summarizes the Partnership’s investment in assets held for operating lease by major classes as of December 31, 2016 and 2015:

	December 31,
(In millions)	2016	2015
Natural gas gathering and NGL transportation pipelines and facilities	$650	$619
Natural gas processing facilities	844	753
Pipelines and related assets	307	253
Barges	388	360
Terminals and related assets	839	42
Towing vessels	91	91
Construction in progress	275	147
Property, plant and equipment	3,394	2,265
Less: accumulated depreciation	(843)	(289)
Total property, plant and equipment, net	$2,551	$1,976